Annual Fund Operating Expenses - Alternative Access First Priority CLO Bond ETF - Alternative Access First Priority CLO Bond ETF	Jul. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Net Expenses (as a percentage of Assets)	0.19%

[1]	“Management fees” have been restated to reflect current management fees, effective February 1, 2026.